DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS

NOTE 7:-DERIVATIVE INSTRUMENTS

The Company has entered into foreign currency hedging contracts to protect against changes in value of forecasted foreign currency cash flows resulting from salaries and related payments that are denominated in NIS. These contracts were designated as cash flow hedges, as defined by ASC 815, as amended, are considered highly effective as hedges of these expenses and generally mature within 12 months.

During the six months ended June 30, 2021 and 2020, the Company recognized net loss related to the effective portion of its derivative instruments. The effective portion of the derivative instruments has been included as an addition of payroll expenses and other operating expenses in the condensed interim consolidated statement of income (loss) amounted to $48 and $121 in the six months ended June 30, 2021 and 2020, respectively.

The fair value of derivative instruments in the condensed interim consolidated balance sheets amounted to $15 and $42 as of June 30, 2021 and December 31, 2020, respectively.

The estimated net amount of the existing losses that are reported in accumulated other comprehensive loss as of June 30, 2021 that is expected to be reclassified into condensed interim consolidated statement of income (loss) within the next 12 months is $140.